Notes Payable and Convertible Notes - Summary of Borrowings from Business Acquisition and Others (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Arkansas Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings rate of interest	12.00%
Healthy Pharms Inc [member] | Short Term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	November 13, 2019
Healthy Pharms Inc [member] | Short Term Borrowings [member] | Renegotiated Maturity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2020